March 5, 2007

Office of Records
Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Re: Dreyfus Index Funds, Inc.
- Dreyfus International Stock Index Fund
- Dreyfus S&P 500 Index Fund
- Dreyfus Smallcap Stock Index Fund
1933 Act File No. 33-31809
1940 Act File No. 811-5883

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 23 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 27, 2007.

Very truly yours,

/s/Ashanti M. Hollingsworth
Ashanti M. Hollingsworth
Paralegal